Deferred Revenue - Narrative (Details) $ in Thousands		12 Months Ended		28 Months Ended
	Jun. 28, 2024 USD ($) oz	Dec. 31, 2024 USD ($) $ / Ounce	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / Ounce	Dec. 31, 2022 USD ($)	Sep. 26, 2022 USD ($) oz
Contract Liabilities [Line Items]
Funding received		$ 181,449	$ 113,716
Percentage of ownership	51.00%
Deferred revenue		194,025	147,383	$ 194,025	$ 143,052
Gold
Contract Liabilities [Line Items]
Initial required amount to incremental production (in ounces) | oz	5,700,000
WPMI
Contract Liabilities [Line Items]
Required up-front payments		153,500		153,500
Deferred revenue		5,000		5,000
Mubadala
Contract Liabilities [Line Items]
Required up-front payments	$ 10,000
Marmato
Contract Liabilities [Line Items]
Funding received				93,000
Deferred revenue		105,015		105,015
Marmato | WPMI
Contract Liabilities [Line Items]
Commitment to provide funding		82,000		82,000		$ 175,000
Percent of spot price of mineral purchased required upon delivery, until upfront payment is reduced to zero						18.00%
Percent of spot price of mineral purchased required upon delivery, after upfront payment is reduced to zero						22.00%
Marmato | WPMI | Gold
Contract Liabilities [Line Items]
Initial required mineral purchase percentage						10.50%
Initial required purchase amount | oz						310,000
Required purchase amount after initial threshold is met, percent						5.25%
Marmato | WPMI | Silver
Contract Liabilities [Line Items]
Initial required mineral purchase percentage						100.00%
Initial required purchase amount | oz						2,150,000
Required purchase amount after initial threshold is met, percent						50.00%
Toroparu
Contract Liabilities [Line Items]
Commitment to provide funding		138,000		138,000
Funding that has been received		15,500	$ 15,500
Toroparu | WPMI
Contract Liabilities [Line Items]
Up-front payment that is not convertible to debt, or refundable		$ 2,000		$ 2,000
Toroparu | WPMI | Gold
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased		10.00%		10.00%
Election to change purchase agreement, updated required purchase commitment		0.909%		0.909%
Prince of mineral (USD per ounce) | $ / Ounce		400		400
Purchase agreement, annual price increase, percent		1.00%		1.00%
Toroparu | WPMI | Silver
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased		50.00%		50.00%
Election to change purchase agreement, updated required purchase commitment		0.00%		0.00%
Prince of mineral (USD per ounce) | $ / Ounce		3.90		3.90
Purchase agreement, annual price increase, percent		1.00%		1.00%
PSN | Mubadala
Contract Liabilities [Line Items]
Percent of spot price of mineral purchased required upon delivery, after upfront payment is reduced to zero	15.00%
PSN | Mubadala | Gold
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased	7.35%
PSN | Mubadala | Silver
Contract Liabilities [Line Items]
Purchase agreement, required amount of produced mineral to be purchased	100.00%